FAIR VALUE	12 Months Ended
Dec. 31, 2014
FAIR VALUE
FAIR VALUE

3.FAIR VALUE

Assets Measured at Fair Value on a Nonrecurring Basis

Fair value of held-for-sale assets was determined by the price that would be received to sell the asset in an orderly transaction between market participants.

	Fair Value Measurements at December 31, 2013 Using
Description	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses

Long-lived assets held for sale	—	40,707,051	—	(3,695,805)

The Company did not have any asset measured at fair value on a nonrecurring basis as of December 31, 2014. In 2013, held-for-sale assets with a carrying amount of $44,402,856 were written down to their fair value less cost to sell of $40,707,051, resulting in an impairment charge of $3,695,805.